Revenue and segment information (Other material items) (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other material items [line items]
Revenue		¥ 174,009,401	¥ 169,550,624	¥ 152,459,444
Interest expense		(10,762,718)	(10,486,412)	(9,749,004)
Depreciation and amortisation		(21,966,805)	(20,916,114)	(20,635,833)
Impairment loss		(6,184,857)	(1,796,482)
Credit loss		(74,557)	(40,967)
Impairment loss				(1,187,212)
Share of profits less losses of associates and joint ventures		1,185,622	1,823,415	425,215
Net gain/ (loss) on disposal of non-current assets		69,449	42,506	(616,456)
Income tax expense		(2,011,255)	(643,173)	(1,217,526)
Impact of restatement under PRC GAAP in relation to business combination under common control [member]
Other material items [line items]
Revenue		0	(310,541)	(510,751)
Interest expense		0	58,690	102,557
Depreciation and amortisation		0	167,910	280,295
Impairment loss		0	(8)
Credit loss		0	1,611
Impairment loss				34,313
Share of profits less losses of associates and joint ventures		0	0	0
Net gain/ (loss) on disposal of non-current assets		0	0	(20)
Income tax expense		0	3,936	7,851
Impact of other IFRS adjustments [member]
Other material items [line items]
Revenue	[1]	524,600	0	0
Interest expense	[1]	0	0	0
Depreciation and amortisation	[1]	(1,079,563)	(1,231,613)	(1,468,972)
Impairment loss	[1]	(373,037)	(650,322)
Credit loss	[1]	0	0
Impairment loss	[1]			1,275
Share of profits less losses of associates and joint ventures	[1]	(1,498)	(28,108)	(19,184)
Net gain/ (loss) on disposal of non-current assets	[1]	(67,639)	(26,612)	(38,287)
Income tax expense	[1]	423,642	381,838	355,942
Reportable segment total [member]
Other material items [line items]
Revenue		174,009,401	169,550,624	152,459,444
PRC GAAP [member] | Reportable segment total [member]
Other material items [line items]
Revenue		173,484,801	169,861,165	152,970,195
Interest expense		(10,683,164)	(10,446,704)	(9,724,661)
Depreciation and amortisation		(20,873,095)	(19,826,289)	(19,408,337)
Impairment loss		(5,811,820)	(1,146,152)	(1,222,800)
Credit loss		(74,557)	(42,578)
Impairment loss				(1,222,800)
Share of profits less losses of associates and joint ventures		986,310	1,684,659	300,605
Net gain/ (loss) on disposal of non-current assets		137,088	69,123	(581,323)
Income tax expense		(2,434,897)	(1,028,947)	(1,581,319)
PRC GAAP [member] | Reportable segment total [member] | Impact of restatement under PRC GAAP in relation to business combination under common control [member]
Other material items [line items]
Revenue		0	(310,541)	(510,751)
PRC GAAP [member] | Headquarters [member]
Other material items [line items]
Revenue		0	0	0
Interest expense		(79,554)	(98,398)	(126,900)
Depreciation and amortisation		(14,147)	(26,122)	(38,819)
Impairment loss		0	0
Credit loss		0	0
Impairment loss				0
Share of profits less losses of associates and joint ventures		0	0	0
Net gain/ (loss) on disposal of non-current assets		0	(5)	3,174
Income tax expense		0	0	0
PRC GAAP [member] | Share of profits of Huaneng Finance [member]
Other material items [line items]
Revenue		0	0	0
Interest expense		0	0	0
Depreciation and amortisation		0	0	0
Impairment loss		0	0
Credit loss		0	0
Impairment loss				0
Share of profits less losses of associates and joint ventures		200,810	166,864	143,794
Net gain/ (loss) on disposal of non-current assets		0	0	0
Income tax expense		¥ 0	¥ 0	¥ 0

[1]	Other GAAP adjustments above primarily represented the classification adjustments and adjustments related to business combination and borrowing cost. Other than the classification adjustments, the differences will be gradually eliminated following subsequent depreciation and amortisation of related assets or the extinguishment of liabilities.